Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	COMPASS PATHWAYS PLC
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	1 Ashley Road
Entity Address, City or Town	Altrincham
Entity Address, Postal Zip Code	WA14 2DT
Entity Address, Country	GB
Entity Central Index Key	0001816590
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021